Dana Epiphany Small Cap Equity Fund

Institutional Class Shares – DSCIX

Dana Epiphany Equity Fund

Institutional Class Shares – ESGIX

Each a Series of Valued Advisers Trust

Supplement dated June 30, 2025 to the Prospectus dated March 1, 2025

Effective July 1, 2025, Mr. Dan Sievers joined the portfolio management team for the Dana Epiphany Small Cap Equity Fund and the Dana Epiphany Equity Fund (the “Funds”). Ms. Ann Roberts is no longer a member of the portfolio management team for the Funds due to her retirement on June 30, 2025. All references to Ms. Roberts in the Prospectus are hereby deleted in their entirety.

The following information is added regarding the Portfolio Management information for Dana Epiphany Small Cap Equity Fund under the Portfolio Management section of the Prospectus beginning on page 11:

Portfolio Management

Dan Sievers – Vice President, Portfolio Manager of Dana Investment Advisors, Inc.

The following information is added regarding the Portfolio Management information for Dana Epiphany Equity Fund under the Portfolio Management section of the Prospectus beginning on page 17:

Portfolio Management

Dan Sievers – Vice President, Portfolio Manager of Dana Investment Advisors, Inc.

The following information is added regarding the Portfolio Managers section of the Prospectus beginning on page 35:

Dan Sievers. (Dana Epiphany Small Cap Equity Fund, Dana Epiphany Equity Fund) Dan joined Dana Investment Advisors in April 2025 and is currently a Vice President and Portfolio Manager. Dan graduated magna cum laude from Boston College with a BA in Mathematics in 2008. He began his investment career with Evergreen Investments in Boston (2008-2010) and Fiduciary Management in Milwaukee (2010-2024). Dan is a CFA® charter holder and a member of the CFA Society of Milwaukee.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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This Supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. You may obtain the Prospectus or SAI without charge by calling the Funds at (855) 280-9648.

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Dana Epiphany Small Cap Equity Fund (the “Small Cap Fund”)

Institutional Class Shares: DSCIX

Dana Epiphany Equity Fund (the “Equity Fund”)

Institutional Class Shares: ESGIX

Each a Series of Valued Advisers Trust

Supplement dated June 30, 2025 to the

Statement of Additional Information (“SAI”) dated March 1, 2025

Effective July 1, 2025, Dan Sievers, CFA, will become a Portfolio Manager of the Dana Epiphany Small Cap Equity Fund and the Dana Epiphany Equity Fund (the “Funds”). Ms. Ann Roberts is no longer a member of the portfolio management team for the Funds due to her retirement on June 30, 2025. All references to Ann Roberts are hereby deleted in their entirety from the SAI.

The following replaces similar information found on pages 12-15 of the SAI:

About the Portfolio Managers

Messrs. Roberts, Dahlman, and Stamm have served as portfolio managers for the Large Cap Fund since its inception. Messrs. Honkamp, Stamm and Roberts have served as portfolio managers for the Small Cap Fund since its inception, and Mr. Sievers has served as portfolio manager for the Small Cap Fund since July 2025. Messrs. Roberts, McLeod, and Weinstein have served as portfolio managers for the Equity Fund since its inception, and Mr. Sievers has served as portfolio manager for the Equity Fund since July 2025. As of October 31, 2024, each of the portfolio managers was responsible for managing the following types of accounts, in addition to the Funds:

Duane Roberts

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	840	0	$1,550	$0

Greg Dahlman

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	840	0	$1,550	$0

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David Stamm

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	840	0	$1,550	$0

Michael Honkamp

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	840	0	$1,550	$0

Sean McLeod

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	840	0	$1,550	$0

David Weinstein

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	840	0	$1,550	$0

Dan Sievers *

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	840	0	$1,550	$0

* Information as of June 30, 2025

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Compensation:  The Portfolio Managers are paid a competitive base salary based on experience, external market comparison to similar positions, and other business factors.

Potential Conflicts of Interest:  The Adviser does not believe that any material conflicts of interest exist as a result of the portfolio managers advising the Funds and the other accounts listed above. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts. The management of the Funds and other accounts may result in unequal time and attention being devoted to the Funds and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as a Fund, whereby the portfolio manager could favor one account over another. Further, a potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of the Funds. These potential conflicts of interest could create the appearance that a portfolio manager is favoring one investment vehicle over another.

Ownership of Fund Shares: As of October 31, 2024 the Portfolio Managers owned shares of the Funds in the following ranges.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Large Cap Fund	Dollar Range of Equity Securities in the Small Cap Fund	Dollar Range of Equity Securities in the Equity Fund
Duane Roberts	Over $1,000,000	$100,001-$500,000	$500,001-$1,000,000
Greg Dahlman	$100,001-$500,000	$100,001 - $500,000	None
David Stamm	$10,001 - $50,000	$10,001 - $50,000	None
Michael Honkamp	$50,001 - $100,000	$500,001 - $1,00,000	None
Sean McLeod	None	None	None
David Weinstein	$100,001 - $500,000	$100,001 - $500,000	$10,001-$50,000
Dan Sievers*	None	None	None

* Information as of June 30, 2025

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This supplement and the Prospectus and SAI provide the information a prospective investor should know about the Funds and should be retained for future reference. A Prospectus and SAI, dated March 1, 2025, have been filed with the Securities and Exchange Commission, and are incorporated herein by reference. You may obtain the Prospectus or SAI without charge by calling the Funds at 1-855-280-9648.

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